CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
REVENUE	$ 132,715	$ 0	$ 280,361	$ 225,366	$ 311,283	$ 255,508
COSTS OF GOODS SOLD
Costs of goods sold	51,901	28,260	128,638	78,257	169,135	107,642
Depreciation expense	18,098	13,029	36,102	34,807	69,848	22,595
	69,999	41,289	164,740	113,064	238,983	130,237
GROSS PROFIT (LOSS)	62,716	(41,289)	115,621	112,302	72,300	125,271
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Employee compensation expenses	295,501	138,784	423,961	276,007	637,475	0
General and administrative expenses	102,242	123,669	486,336	356,027	1,169,932	735,241
Depreciation expense	1,548	1,126	3,259	2,624	7,012	1,849
	399,291	263,579	913,556	634,658	1,814,419	737,090
LOSS FROM OPERATIONS	(336,575)	(304,868)	(797,935)	(522,356)	(1,742,119)	(611,819)
OTHER INCOME (EXPENSES)
Loss on sale of equipment to related party	(4,249)	0	(4,249)	(42,987)	(42,987)	0
Interest expense	(168,984)	(38)	(403,134)	(38)	(148)	0
Other income	0	0	1,000	0	140	0
TOTAL OTHER EXPENSES	(173,233)	(38)	(406,383)	(43,025)	(42,995)	0
NET LOSS BEFORE INCOME TAXES	(509,808)	(304,906)	(1,204,318)	(565,381)	(1,785,114)	(611,819)
Income taxes	0	0	0	0	0	0
NET LOSS	$ (509,808)	$ (304,906)	$ (1,204,318)	$ (565,381)	$ (1,785,114)	$ (611,819)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.07)	$ (0.04)	$ (0.11)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED (in Shares)	17,430,712	15,430,256	17,245,471	15,430,256	15,548,247	15,430,256